Provisions and other current liabilities - Restructuring provisions (Details) - Restructuring provisions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
January 1	$ 29	$ 64	$ 17
Additions	0	39	72
Cash payments	(27)	(74)	(24)
Releases	(1)	0	(1)
Currency translation effects	(1)	0	0
December 31	$ 0	$ 29	$ 64